Personnel expenses - Performance share plan - Employee and Customer Satisfaction, Customer Loyalty (Details) customer in Millions	12 Months Ended
Dec. 31, 2017 item customer
Share-based payment arrangement
Business coefficient - SME and business customers less than 90 Percent	0
ILP
Share-based payment arrangement
Employee coefficient - Country level, 1st to 3rd Position	1
Employee coefficient, 4th or below Position	0
Number of best banks to determine scale of compliance	3
Employee coefficient - Santander Group, 6 or more markets	1
Employee coefficient - Santander Group, 5 or less	0
Customer coefficient - Country level, 1st to 3rd Position	1
Customer coefficient - Country level, 4th or below	0
Customer coefficient - Santander Group, 10 markets	1
Customer coefficient - Santander Group, 5 or less markets	0
Straight-line coefficient increase	0.2
Number of customer loyalty targets individual customers at the Group level | customer	17.0
Number of customer loyalty targets for SME and business customers at the Group level | customer	1.1
Individual coefficient - Individual customers greater than 100 percent	1
Individual coefficient - Individual customers less than 90 percent	0
Business coefficient - SME and business customers greater than 100 Percent	1
SME and Business Customers greater than 1.1 million | customer	1.1
SME and Business Customers less than 1 million | customer	1.0
Individual coefficient - Individual customers greater than 17 million	1
Individual coefficient - Individual customers less than 15 million	0
Business coefficient - SME and business customers greater than 1.1 million	1
Business coefficient - SME and business customers less than 1 million	0
Accrued Amount of the ILP - coefficient weight one	0.25
Accrued Amount of the ILP - coefficient weight two	0.25
Accrued Amount of the ILP - coefficient weight three	0.2
Accrued Amount of the ILP - coefficient weight four	0.15
Accrued Amount of the ILP - coefficient weight five	0.075
Accrued Amount of the ILP - coefficient weight six	0.075
Variable Remuneration or bonus deferral period	3 years
TSR ranking - 1st to 4th, percentage of shares to be delivered	100.00%
TSR ranking - 5th, percentage of shares to be delivered	87.50%
TSR ranking - 6th, percentage of shares to be delivered	75.00%
TSR ranking - 7th, percentage of shares to be delivered	62.50%
TSR ranking - 8th, percentage of shares to be delivered	50.00%
TSR ranking - 9th and below, percentage of shares to be delivered	0.00%
Minimum | ILP
Share-based payment arrangement
Number of markets used to determine employee satisfaction scale of compliance	5
Customer coefficient - Santander Group, between 6 and 9 markets	0.2
Individual coefficient - Individual customers greater than 90 and less than 100 percent	0.5
Business coefficient - SME and business customers greater than 90 and less than 100 percent	0.5
Number of SME and business customers | customer	1.0
Individual coefficient - Individual customers greater than 15 and less than 17 million	0.5
Business coefficient - SME and business customers greater than 1 and less 1.1 million	0.5
Maximum | ILP
Share-based payment arrangement
Number of markets used to determine employee satisfaction scale of compliance	6
Customer coefficient - Santander Group, between 6 and 9 markets	0.8
Individual coefficient - Individual customers greater than 90 and less than 100 percent	1.0
Business coefficient - SME and business customers greater than 90 and less than 100 percent	1
Number of SME and business customers | customer	1.1
Individual coefficient - Individual customers greater than 15 and less than 17 million	1
Business coefficient - SME and business customers greater than 1 and less 1.1 million	1